Variable Interest Entity	12 Months Ended
Jun. 30, 2020
Variable Interest Entity or Potential VIE, Information Unavailability, Disclosures [Abstract]
Variable interest entity

Note 3 – Variable interest entity

On January 30, 2018, Puhui WFOE entered into Contractual Arrangements with Puhui Beijing and its Participating Shareholders. The significant terms of these Contractual Arrangements are summarized in "Note 1 - Nature of business and organization" above. As a result, the Company classifies Puhui Beijing as a VIE. Puhui Qingdao is the general partner in ten limited partnerships and consolidated eight partnerships as disclosed in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Puhui WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Puhui Beijing because it has both of the following characteristics:

(1)	The power to direct activities at Puhui Beijing that most significantly impact such entity's economic performance, and

(2)	The obligation to absorb losses of, and the right to receive benefits from Puhui Beijing that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Puhui Beijing pays service fees equal to 90.2077% of its net income to Puhui WFOE. At the same time, Puhui WFOE is obligated to absorb 90.2077% of Puhui Beijing's losses. The Contractual Arrangements are designed so that Puhui Beijing operates for the benefit of Puhui WFOE and ultimately, the Company.

Under the Contractual Arrangements, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Accordingly, the accounts of Puhui Beijing are consolidated in the accompanying financial statements pursuant to ASC 810-10, Consolidation. In addition, their financial positions and results of operations are included in the Company's audited consolidated financial statements.

The carrying amount of the VIE's consolidated assets and liabilities are as follows:

	June 30, 2020	June 30, 2019
Current assets	$4,346,154	$6,085,868
Property and equipment, net	433,319	223,385
Other noncurrent assets, net	1,531,332	867,756
Total assets	$6,310,805	$7,177,009

	June 30, 2020	June 30, 2019
Current liabilities:
Deferred revenue	$1,061,162	$227,622
Other payables and accrued liabilities	469,339	744,984
Other payables - related party	5,851	3,029,071
Due to Puhui Cayman	3,057,269	10,512
Current portion of long-term debt	25,835	315,983
Lease liabilities - current	885,832	-
Long-term debt	1,145,825	1,206,565
Lease liabilities - noncurrent	555,796	-
Total liabilities	$7,206,909	$5,534,737

The summarized operating results of the VIEs are as follows:

	For the year ended June 30, 2020	For the year ended June 30, 2019	For the year ended June 30, 2018
Operating revenues	$2,179,172	$3,180,634	$4,139,181
(Loss) income from operations	(2,274,112)	(1,660,384)	303,767
Net (loss) income	$(2,512,032)	$(2,195,951)	$125,827